Schedule of revenue from customers (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Revenue from customers	$ 868,426	$ 627,920	$ 1,744,170	$ 2,909,754
Africa [Member]
IfrsStatementLineItems [Line Items]
Revenue from customers			1,741,285	2,631,653
Canada [Member]
IfrsStatementLineItems [Line Items]
Revenue from customers			2,885	201,602
Other [Member]
IfrsStatementLineItems [Line Items]
Revenue from customers				46,230
Marshall Islands [Member]
IfrsStatementLineItems [Line Items]
Revenue from customers				$ 30,269